Schedule of Convertible Notes Payable Related Parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Short-Term Debt [Line Items]
Balance	$ 4,738,493	$ 3,442,987	$ 3,442,987	$ 1,549,366
Amortization of debt discount	907,116	109,867	332,021	638,194
Balance			4,738,493	3,442,987
Long term	19,006,081		6,328,767
Debt acquired in acquisition of SWC	19,484,000		759,776
Repayments	(92,527)
Loan #19 [Member]
Short-Term Debt [Line Items]
Amortization of debt discount			48,662
Loan #28 [Member]
Short-Term Debt [Line Items]
Amortization of debt discount			4,977
Related Party [Member]
Short-Term Debt [Line Items]
Balance	20,149
Amortization of debt discount	39,513		53,639
Balance	59,662		20,149
Less: short term
Long term	59,662		20,149
Debt acquired in acquisition of SWC			229,204
Debt discount			(229,204)
Repayments			(33,490)
Related Party [Member] | Loan #19 [Member]
Short-Term Debt [Line Items]
Balance	15,172
Amortization of debt discount	29,559		48,662
Balance	44,731		15,172
Less: short term
Long term	44,731		15,172
Debt acquired in acquisition of SWC			180,154
Debt discount			(180,154)
Repayments			(33,490)
Related Party [Member] | Loan #28 [Member]
Short-Term Debt [Line Items]
Balance	4,977
Amortization of debt discount	9,954		4,977
Balance	14,931		4,977
Less: short term
Long term	$ 14,931		4,977
Debt acquired in acquisition of SWC			49,050
Debt discount			(49,050)
Repayments